LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Jan. 01, 2022
Long-Term Incentive Compensation
Summary of stock-based compensation expense and the related recognized tax benefit

(In millions)	2021	2020	2019
Stock-based compensation expense	$37.2	$24.0	$34.5
Tax benefit	4.6	2.9	4.3

Stock Options
Long-Term Incentive Compensation
Summary of information related to stock options

	Number of options (in thousands)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 2, 2021	162.1	$68.84	4.86	$14.0
Exercised	(20.1)	34.19
Outstanding at January 1, 2022	142.0	$73.76	4.40	$20.3
Options vested and expected to vest at January 1, 2022	142.0	73.76	4.40	20.3
Options exercisable at January 1, 2022	142.0	$73.76	4.40	$20.3

Performance Units (PS)
Long-Term Incentive Compensation
Summary of information related to awarded PUs

	Number of PUs (in thousands)	Weighted average grant-date fair value
Unvested at January 2, 2021	356.6	$112.31
Granted at target	73.1	191.86
Adjustment for above-target performance (1)	54.3	122.96
Vested	(156.1)	122.96
Forfeited/cancelled	(5.8)	132.92

Unvested at January 1, 2022	322.1	$127.33

Market-leveraged stock units (MSUs)
Long-Term Incentive Compensation
Summary of information related to awarded MSUs

	Number of MSUs (in thousands)	Weighted average grant- date fair value
Unvested at January 2, 2021	235.9	$110.89
Granted at target	61.2	216.06
Adjustments for above-target performance (1)	62.7	113.24
Vested	(160.1)	110.99
Forfeited/cancelled	(4.5)	141.78

Unvested at January 1, 2022	195.2	$143.16

Restricted Stock Units (RSUs)
Long-Term Incentive Compensation
Summary of information related to awarded RSUs

	Number of RSUs (in thousands)	Weighted average grant-date fair value
Unvested at January 2, 2021	51.4	$109.47
Granted	11.2	196.26
Vested	(26.1)	104.70
Forfeited/cancelled	(.4)	108.44
Unvested at January 1, 2022	36.1	$139.82